Warrant Liabilities (Details) - USD ($)			12 Months Ended
	Dec. 21, 2022	Oct. 14, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Line Items]
Number of holders to subscribe shares			45,884,182	43,625,825	42,002,325	6,206,481
Warrants exercise period	5 years	5 years
Class C Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Number of shares issued	8,349,958
Number of holders to subscribe shares		8,349,958
Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued			26,282,971
Sponsor Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)			$ 11.5
Sponsor Warrants [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants carrying amount (in Dollars)			$ 349,014	$ 430,180
Class A-1 Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		12,040,542
Exercise price per (in Dollars per share)		$ 2.9899
Class A-2 Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		4,013,516
Exercise price per (in Dollars per share)		$ 5.9798
Class A-2 Warrants [Member] | Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares issued		4,013,516
Class A3 Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)		$ 8.9697
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Number of holders to subscribe shares		20,067,574
Share subscribed (in Dollars per share)		$ 0.307212
Class C Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per (in Dollars per share)	$ 0.0001	$ 0.0001
Warrant issued	8,349,958	8,349,958